Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2016
Entity Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC.
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 02, 2017
Document Effective Date	dei_DocumentEffectiveDate	May 02, 2017
Prospectus Date	rr_ProspectusDate	Apr. 07, 2017
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Principal Funds, Inc.

Supplement dated May 2, 2017
to the Statutory Prospectus dated April 7, 2017
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

PFI Prospectus [Member] | Multi-Manager Equity Long/Short Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	MULTI-MANAGER EQUITY LONG/SHORT FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In the Principal Investment Strategies section, delete the paragraph for "Global Thematic."
PFI Prospectus [Member] | SystematEx Large Value Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SYSTEMATEX LARGE VALUE FUND
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
In the Performance section, within the Average Annual Total Returns table, delete the row description for the third line (Class R-6 Return Before Taxes) and substitute:
Class R-6 Return After Taxes on Distributions and Sale of Fund Shares